Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Wilmington Funds
Entity Central Index Key	0000830744
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000015044 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Enhanced Dividend Income Strategy Fund
Class Name	Class I
Trading Symbol	WDIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington Enhanced Dividend Income Strategy Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Enhanced Dividend Income Strategy Fund (Class I)	$27	0.50%*
*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 86,798,848
Holdings Count | Holding	58
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$86,798,848
Total number of portfolio holdings	58
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	95.9%
Money Market Fund	2.5%
Cash Collateral Invested for Securities on Loan	1.6%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	23.4%
Information Technology	15.5%
Health Care	13.0%
Industrials	10.8%
Energy	7.4%
Consumer Staples	7.3%
Utilities	5.8%
Consumer Discretionary	4.2%
Real Estate	3.6%
Communication Services	3.5%
Materials	1.4%

C000015042 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Enhanced Dividend Income Strategy Fund
Class Name	Class A
Trading Symbol	WDIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington Enhanced Dividend Income Strategy Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Enhanced Dividend Income Strategy Fund (Class A)	$41	0.75%*
*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[2]
Net Assets	$ 86,798,848
Holdings Count | Holding	58
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$86,798,848
Total number of portfolio holdings	58
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	95.9%
Money Market Fund	2.5%
Cash Collateral Invested for Securities on Loan	1.6%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	23.4%
Information Technology	15.5%
Health Care	13.0%
Industrials	10.8%
Energy	7.4%
Consumer Staples	7.3%
Utilities	5.8%
Consumer Discretionary	4.2%
Real Estate	3.6%
Communication Services	3.5%
Materials	1.4%

C000015051 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Broad Market Bond Fund
Class Name	Class A
Trading Symbol	WABMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington Broad Market Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Broad Market Bond Fund (Class A)	$36	0.70%*
*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[3]
Net Assets	$ 698,858,403
Holdings Count | Holding	422
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$698,858,403
Total number of portfolio holdings	422
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	36.2%
Corporate Bonds	34.2%
Mortgage-Backed Securities	25.0%
Cash Collateral Invested for Securities on Loan	2.4%
Government Agencies	1.2%
Money Market Fund	1.0%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
U.S. Government Agency Securities	26.2%
U.S. Treasury Obligations	36.2%
AA / Aa	0.6%
A / A	9.9%
BBB / Baa	22.1%
BB / Ba	1.6%
Not Rated	3.4%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ.
C000015053 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Broad Market Bond Fund
Class Name	Class I
Trading Symbol	WIBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington Broad Market Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Broad Market Bond Fund (Class I)	$22	0.43%*
*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[4]
Net Assets	$ 698,858,403
Holdings Count | Holding	422
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$698,858,403
Total number of portfolio holdings	422
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	36.2%
Corporate Bonds	34.2%
Mortgage-Backed Securities	25.0%
Cash Collateral Invested for Securities on Loan	2.4%
Government Agencies	1.2%
Money Market Fund	1.0%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
U.S. Government Agency Securities	26.2%
U.S. Treasury Obligations	36.2%
AA / Aa	0.6%
A / A	9.9%
BBB / Baa	22.1%
BB / Ba	1.6%
Not Rated	3.4%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ.
C000015059 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington International Fund
Class Name	Class I
Trading Symbol	WINIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington International Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington International Fund (Class I)	$45	0.83%*
*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%	[5]
Net Assets	$ 537,957,192
Holdings Count | Holding	357
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$537,957,192
Total number of portfolio holdings	357
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	92.5%
Exchange-Traded Funds	3.5%
Cash Collateral Invested for Securities on Loan	3.2%
Money Market Fund	0.8%
Long Equity Index Futures (Notional Value)	0.8%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	21.9%
Information Technology	14.6%
Industrials	13.6%
Consumer Discretionary	9.4%
Health Care	8.5%
Consumer Staples	7.1%
Communication Services	5.3%
Materials	5.1%
Energy	3.0%
Utilities	2.4%
Real Estate	1.6%
COUNTRY ALLOCATION
(as a % of Total Investments)
Japan	13.8%
United Kingdom	10.5%
United States	9.2%
China	7.8%
Taiwan	6.4%
Canada	6.2%
Germany	5.5%
France	4.9%
South Korea	3.8%
Netherlands	2.8%
Hong Kong	2.3%
Australia	2.0%
South Africa	1.7%
India	1.5%
Sweden	1.5%
Austria	1.4%
Spain	1.4%
Mexico	1.3%
Brazil	1.3%
Denmark	1.1%
Indonesia	1.0%
Norway	1.0%
Switzerland	1.0%
Other Countries	6.6%

C000015057 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington International Fund
Class Name	Class A
Trading Symbol	WINAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington International Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington International Fund (Class A)	$59	1.08%*
*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.08%	[6]
Net Assets	$ 537,957,192
Holdings Count | Holding	357
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$537,957,192
Total number of portfolio holdings	357
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	92.5%
Exchange-Traded Funds	3.5%
Cash Collateral Invested for Securities on Loan	3.2%
Money Market Fund	0.8%
Long Equity Index Futures (Notional Value)	0.8%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	21.9%
Information Technology	14.6%
Industrials	13.6%
Consumer Discretionary	9.4%
Health Care	8.5%
Consumer Staples	7.1%
Communication Services	5.3%
Materials	5.1%
Energy	3.0%
Utilities	2.4%
Real Estate	1.6%
COUNTRY ALLOCATION
(as a % of Total Investments)
Japan	13.8%
United Kingdom	10.5%
United States	9.2%
China	7.8%
Taiwan	6.4%
Canada	6.2%
Germany	5.5%
France	4.9%
South Korea	3.8%
Netherlands	2.8%
Hong Kong	2.3%
Australia	2.0%
South Africa	1.7%
India	1.5%
Sweden	1.5%
Austria	1.4%
Spain	1.4%
Mexico	1.3%
Brazil	1.3%
Denmark	1.1%
Indonesia	1.0%
Norway	1.0%
Switzerland	1.0%
Other Countries	6.6%

C000015273 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington New York Municipal Bond Fund
Class Name	Class A
Trading Symbol	WNYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington New York Municipal Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington New York Municipal Bond Fund (Class A)	$42	0.81%*
*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[7]
Net Assets	$ 40,230,609
Holdings Count | Holding	52
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$40,230,609
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	21.5%
General Obligations	14.1%
Higher Education	12.8%
Education	11.4%
Airport	8.2%
Medical	7.1%
School District	5.2%
Transportation	4.7%
Development	4.6%
Water	4.2%
Utilities	3.1%
Power	2.7%
Money Market Fund	0.4%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	7.0%
AA / Aa	47.5%
A / A	26.2%
BBB / Baa	18.9%
Not Rated	0.4%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ.
C000015275 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington New York Municipal Bond Fund
Class Name	Class I
Trading Symbol	WNYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington New York Municipal Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington New York Municipal Bond Fund (Class I)	$29	0.56%*
*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[8]
Net Assets	$ 40,230,609
Holdings Count | Holding	52
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$40,230,609
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	21.5%
General Obligations	14.1%
Higher Education	12.8%
Education	11.4%
Airport	8.2%
Medical	7.1%
School District	5.2%
Transportation	4.7%
Development	4.6%
Water	4.2%
Utilities	3.1%
Power	2.7%
Money Market Fund	0.4%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	7.0%
AA / Aa	47.5%
A / A	26.2%
BBB / Baa	18.9%
Not Rated	0.4%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ.
C000247853 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. Treasury Money Market Fund
Class Name	Preferred Institutional Class
Trading Symbol	WTQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Preferred Institutional Class)	$8	0.16%*
*	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[9]
Net Assets	$ 2,426,285,731
Holdings Count | Holding	33
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,426,285,731
Total number of portfolio holdings	33

Holdings [Text Block]	What Did the Fund Invest In? (as of October 31, 2025) PORTFOLIO COMPOSITION (as a % of Total Investments)
U.S. Treasury Obligations	62.4%
Repurchase Agreements	36.4%
Money Market Fund	1.2%

C000015425 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. Treasury Money Market Fund
Class Name	Service Class
Trading Symbol	WTSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Service Class)	$24	0.48%*
*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[10]
Net Assets	$ 2,426,285,731
Holdings Count | Holding	33
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,426,285,731
Total number of portfolio holdings	33

Holdings [Text Block]	What Did the Fund Invest In? (as of October 31, 2025) PORTFOLIO COMPOSITION (as a % of Total Investments)
U.S. Treasury Obligations	62.4%
Repurchase Agreements	36.4%
Money Market Fund	1.2%

C000015424 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. Treasury Money Market Fund
Class Name	Select Class
Trading Symbol	WTEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Select Class)	$16	0.32%*
*	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[11]
Net Assets	$ 2,426,285,731
Holdings Count | Holding	33
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,426,285,731
Total number of portfolio holdings	33

Holdings [Text Block]	What Did the Fund Invest In? (as of October 31, 2025) PORTFOLIO COMPOSITION (as a % of Total Investments)
U.S. Treasury Obligations	62.4%
Repurchase Agreements	36.4%
Money Market Fund	1.2%

C000215930 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. Treasury Money Market Fund
Class Name	Institutional Class
Trading Symbol	WTIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Institutional Class)	$13	0.25%*
*	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[12]
Net Assets	$ 2,426,285,731
Holdings Count | Holding	33
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,426,285,731
Total number of portfolio holdings	33

Holdings [Text Block]	What Did the Fund Invest In? (as of October 31, 2025) PORTFOLIO COMPOSITION (as a % of Total Investments)
U.S. Treasury Obligations	62.4%
Repurchase Agreements	36.4%
Money Market Fund	1.2%

C000015427 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. Treasury Money Market Fund
Class Name	Administrative Class
Trading Symbol	WTAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Administrative Class)	$31	0.60%*
*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[13]
Net Assets	$ 2,426,285,731
Holdings Count | Holding	33
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,426,285,731
Total number of portfolio holdings	33

Holdings [Text Block]	What Did the Fund Invest In? (as of October 31, 2025) PORTFOLIO COMPOSITION (as a % of Total Investments)
U.S. Treasury Obligations	62.4%
Repurchase Agreements	36.4%
Money Market Fund	1.2%

C000015430 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. Government Money Market Fund
Class Name	Administrative Class
Trading Symbol	WAGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Administrative Class)	$31	0.60%*
*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[14]
Net Assets	$ 10,239,795,871
Holdings Count | Holding	63
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$10,239,795,871
Total number of portfolio holdings	63

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	42.0%
Repurchase Agreements	40.6%
U.S. Government Agency Obligations	15.2%
Money Market Fund	2.2%

C000109084 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. Government Money Market Fund
Class Name	Institutional Class
Trading Symbol	WGOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Institutional Class)	$13	0.25%*
*	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[15]
Net Assets	$ 10,239,795,871
Holdings Count | Holding	63
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$10,239,795,871
Total number of portfolio holdings	63

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	42.0%
Repurchase Agreements	40.6%
U.S. Government Agency Obligations	15.2%
Money Market Fund	2.2%

C000015429 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. Government Money Market Fund
Class Name	Select Class
Trading Symbol	WGEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Select Class)	$16	0.32%*
*	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[16]
Net Assets	$ 10,239,795,871
Holdings Count | Holding	63
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$10,239,795,871
Total number of portfolio holdings	63

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	42.0%
Repurchase Agreements	40.6%
U.S. Government Agency Obligations	15.2%
Money Market Fund	2.2%

C000015428 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. Government Money Market Fund
Class Name	Service Class
Trading Symbol	WGSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Service Class)	$33	0.64%*
*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[17]
Net Assets	$ 10,239,795,871
Holdings Count | Holding	63
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$10,239,795,871
Total number of portfolio holdings	63

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	42.0%
Repurchase Agreements	40.6%
U.S. Government Agency Obligations	15.2%
Money Market Fund	2.2%

C000247854 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. Government Money Market Fund
Class Name	Preferred Institutional Class
Trading Symbol	WGQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Preferred Institutional Class)	$8	0.16%*
*	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[18]
Net Assets	$ 10,239,795,871
Holdings Count | Holding	63
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$10,239,795,871
Total number of portfolio holdings	63

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	42.0%
Repurchase Agreements	40.6%
U.S. Government Agency Obligations	15.2%
Money Market Fund	2.2%

C000107165 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Municipal Bond Fund
Class Name	Class I
Trading Symbol	WTAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington Municipal Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Municipal Bond Fund (Class I)	$24	0.47%*
*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[19]
Net Assets	$ 367,452,784
Holdings Count | Holding	211
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$367,452,784
Total number of portfolio holdings	211
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	21.9%
Medical	14.0%
General Obligations	13.8%
Airport	11.5%
Higher Education	9.5%
Transportation	8.5%
Power	6.8%
School District	5.1%
Education	2.4%
Water	2.2%
Utilities	1.7%
Student Loan	1.4%
Development	0.8%
Tobacco Settlement	0.3%
Housing	0.1%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	9.8%
AA / Aa	27.6%
A / A	47.9%
BBB / Baa	12.2%
Not Rated	2.5%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ.
C000107164 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Municipal Bond Fund
Class Name	Class A
Trading Symbol	WTABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington Municipal Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Municipal Bond Fund (Class A)	$37	0.72%*
*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[20]
Net Assets	$ 367,452,784
Holdings Count | Holding	211
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$367,452,784
Total number of portfolio holdings	211
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	21.9%
Medical	14.0%
General Obligations	13.8%
Airport	11.5%
Higher Education	9.5%
Transportation	8.5%
Power	6.8%
School District	5.1%
Education	2.4%
Water	2.2%
Utilities	1.7%
Student Loan	1.4%
Development	0.8%
Tobacco Settlement	0.3%
Housing	0.1%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	9.8%
AA / Aa	27.6%
A / A	47.9%
BBB / Baa	12.2%
Not Rated	2.5%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ.
C000107168 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Real Asset Fund
Class Name	Class A
Trading Symbol	WMMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington Real Asset Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Real Asset Fund (Class A)	$43	0.82%*
*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%	[21]
Net Assets	$ 414,240,631
Holdings Count | Holding	425
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$414,240,631
Total number of portfolio holdings	425
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Real Estate Related Real Estate Investment Trusts	31.3%
Real Estate Related Exchange-Traded Funds	8.6%
Real Estate Related Common Stocks	7.0%
Real Estate Related Investment Company	2.9%
Commodity Related Investment Companies	44.3%
Commodity Related Exchange-Traded Funds	1.6%
Money Market Fund	0.3%
Cash Collateral Invested for Securities on Loan	4.0%

C000107169 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Real Asset Fund
Class Name	Class I
Trading Symbol	WMRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington Real Asset Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Real Asset Fund (Class I)	$30	0.57%*
*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%	[22]
Net Assets	$ 414,240,631
Holdings Count | Holding	425
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$414,240,631
Total number of portfolio holdings	425
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Real Estate Related Real Estate Investment Trusts	31.3%
Real Estate Related Exchange-Traded Funds	8.6%
Real Estate Related Common Stocks	7.0%
Real Estate Related Investment Company	2.9%
Commodity Related Investment Companies	44.3%
Commodity Related Exchange-Traded Funds	1.6%
Money Market Fund	0.3%
Cash Collateral Invested for Securities on Loan	4.0%

C000107171 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Global Alpha Equities Fund
Class Name	Class I
Trading Symbol	WRAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington Global Alpha Equities Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Global Alpha Equities Fund (Class I)	$64	1.24%*
*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%	[23]
Net Assets	$ 232,590,778
Holdings Count | Holding	727
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$232,590,778
Total number of portfolio holdings	727
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	96.7%
Money Market Fund	2.9%
Exchange-Traded Funds	0.2%
Preferred Stocks	0.2%
Long Equity Index Futures (Notional Value)	1.4%
Short Equity Index Futures (Notional Value)	(49.6)%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	19.5%
Information Technology	17.5%
Industrials	14.1%
Consumer Discretionary	10.1%
Health Care	9.1%
Communication Services	8.0%
Consumer Staples	6.5%
Materials	4.0%
Utilities	3.2%
Energy	2.9%
Real Estate	1.8%
COUNTRY ALLOCATION
(as a % of Total Investments)
United States	49.0%
Japan	13.3%
United Kingdom	6.4%
China	4.3%
France	4.0%
Canada	2.3%
Netherlands	2.1%
Germany	2.0%
Hong Kong	1.9%
Italy	1.4%
Switzerland	1.1%
Brazil	1.1%
Other Countries	8.2%

C000107170 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Global Alpha Equities Fund
Class Name	Class A
Trading Symbol	WRAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington Global Alpha Equities Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Global Alpha Equities Fund (Class A)	$77	1.49%*
*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.49%	[24]
Net Assets	$ 232,590,778
Holdings Count | Holding	727
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$232,590,778
Total number of portfolio holdings	727
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	96.7%
Money Market Fund	2.9%
Exchange-Traded Funds	0.2%
Preferred Stocks	0.2%
Long Equity Index Futures (Notional Value)	1.4%
Short Equity Index Futures (Notional Value)	(49.6)%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	19.5%
Information Technology	17.5%
Industrials	14.1%
Consumer Discretionary	10.1%
Health Care	9.1%
Communication Services	8.0%
Consumer Staples	6.5%
Materials	4.0%
Utilities	3.2%
Energy	2.9%
Real Estate	1.8%
COUNTRY ALLOCATION
(as a % of Total Investments)
United States	49.0%
Japan	13.3%
United Kingdom	6.4%
China	4.3%
France	4.0%
Canada	2.3%
Netherlands	2.1%
Germany	2.0%
Hong Kong	1.9%
Italy	1.4%
Switzerland	1.1%
Brazil	1.1%
Other Countries	8.2%

C000107172 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Large-Cap Strategy Fund
Class Name	Class I
Trading Symbol	WMLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilmington Large-Cap Strategy Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Large-Cap Strategy Fund (Class I)	$14	0.25%*
*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.25%	[25]
Net Assets	$ 622,196,002
Holdings Count | Holding	1,038
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$622,196,002
Total number of portfolio holdings	1,038
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
What Did the Fund Invest In?
(as of October 31, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	99.3%
Cash Collateral Invested for Securities on Loan	0.5%
Investment Companies	0.2%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Information Technology	34.1%
Financials	13.0%
Consumer Discretionary	10.6%
Communication Services	9.8%
Industrials	9.1%
Health Care	9.0%
Consumer Staples	4.5%
Energy	2.8%
Utilities	2.3%
Real Estate	2.1%
Materials	2.0%

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